SCHEDULE OF OTHER RECEIVABLE - RELATED PARTY (Details) (Parenthetical) - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024
Related Party Transaction [Line Items]
Repayment from Ants			$ 15,862	$ 15,862		$ 986,844
Ants Technology Limited [Member]
Related Party Transaction [Line Items]
Inventory Transfer		[1]		4,872	[1],[2]	427,994	[2]
Repayment from Ants		[3]		1,790,009	[3],[4]		[4]
Amazon Payments Ants Received	[4]					346,458
Financial Consulting	[5]					$ 60,000

[1]	Inventory-related movements reflect transfers and procurement arrangements between the Company and Ants. For the six months ended June 30, 2026 and the year ended December 31, 2025, such activities resulted in net increases of $nil and $4,872, respectively, to the related-party receivable balance.
[2]	Inventory-related movements reflect transfers and procurement arrangements between the Company and Ants. During the years ended December 31, 2025 and 2024, such activities resulted in net increases of $4,872 and $427,994, respectively, to the related-party receivable balance.
[3]	Prior to April 2022, Ants collected payments from Amazon customers on behalf of the Company. Beginning in April 2022, the Company obtained direct access to the third-party cross-border payment platform and began receiving customer payments directly. Accordingly, amounts previously held by Ants were repaid to the Company.
[4]	Prior to April 2022, Ants collected payments from Amazon customers on behalf of the Company. Beginning in April 2022, the Company obtained direct access to the third-party cross-border payment platform and began receiving customer payments directly. Accordingly, amounts previously held by Ants were repaid to the Company. During the years ended December 31, 2025 and 2024, Ants repaid $1,790,009 and $346,458, respectively.
[5]	The Company engaged employees of Ants to provide bookkeeping and financial consulting services. Financial consulting fees totaled $60,000 for the year ended December 31, 2024 and were recorded as reductions of the related-party receivable balance.